Geographic Segment Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Geographic segment information
Revenue	$ 4,163,149	$ 3,673,405	$ 5,305,130	$ 4,171,622
Cost of revenue	2,186,879	2,196,874	3,001,573	2,715,227
Total Expenses	2,840,456	1,486,400	2,177,467	1,568,231
Other Income (Expense)	477,305	427,794	441,908	369,423
Net Income (Loss) before tax	(386,881)	417,925	567,998	257,587
Discontinued operations	(301,280)
Assets	33,510,306	45,416,396	40,366,333	40,113,093
Debt	26,185,072	37,133,506	32,701,955	32,208,188
Australia [Member]
Geographic segment information
Revenue	4,160,975	3,673,405	5,305,130	4,171,622
Cost of revenue	2,184,675	2,196,874	3,001,573	2,715,227
Total Expenses	2,063,454	1,486,400	2,177,467	1,568,231
Other Income (Expense)	477,305	427,794	441,908	369,423
Net Income (Loss) before tax	390,151	417,925	567,998	257,587
Discontinued operations
Assets	33,510,306	45,416,396	41,034,499	40,113,093
Debt	26,185,072	37,133,506	33,693,546	32,208,188
USA [Member]
Geographic segment information
Revenue	2,174
Cost of revenue	2,204
Total Expenses	777,002
Other Income (Expense)
Net Income (Loss) before tax	(777,032)
Discontinued operations	(301,280)
Assets			326,425
Debt			3,000
Elimination [Member]
Geographic segment information
Revenue
Cost of revenue
Total Expenses
Other Income (Expense)
Net Income (Loss) before tax
Discontinued operations
Assets
Debt